Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
JPMorgan Mid Cap Value Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated August 18, 2026
to the current Summary Prospectuses and Prospectuses as supplemented
JPMORGAN MID CAP VALUE FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Value Index at the time of purchase. As of the reconstitution of the Russell Midcap Value Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $97.79 million to $91.60 billion. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap value companies. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Value Index at the time of purchase. As of July 31, 2026, the market capitalizations of the companies in the index ranged from approximately $120.00 million to $79.47 billion. Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it. “Assets” means net assets, plus the amount of borrowings for investment purposes.
In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

JPMorgan Mid Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
JPMorgan Mid Cap Value Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated August 18, 2026
to the current Summary Prospectuses and Prospectuses as supplemented
JPMORGAN MID CAP VALUE FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Value Index at the time of purchase. As of the reconstitution of the Russell Midcap Value Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $97.79 million to $91.60 billion. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap value companies. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Value Index at the time of purchase. As of July 31, 2026, the market capitalizations of the companies in the index ranged from approximately $120.00 million to $79.47 billion. Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it. “Assets” means net assets, plus the amount of borrowings for investment purposes.
In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).